Collaborative Agreements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Clarient Diagnostic Services [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Collaborative agreement period of contract	3 years
Revenue earned under collaborative agreement	$ 14,000	$ 86,000
Dana Farber Partners Cancer Care [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Revenue earned under collaborative agreement	$ 104,000